Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jul. 31, 2018
Registrant Name	Investment Managers Series Trust
Central Index Key	0001318342
Amendment Flag	false
Document Creation Date	Nov. 27, 2018
Document Effective Date	Dec. 01, 2018
Prospectus Date	Dec. 01, 2018